Description of the Plan (Details) - EBP 006 - USD ($)	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2025	Aug. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Minimum eligibility age of the plan			18 years
Before tax participant contribution limit, as % of eligible compensation			75.00%
After tax participant contribution limit, as % of eligible compensation			15.00%
Participant paid monthly recordkeeping fee			$ 1.63
Participant paid yearly recordkeeping fee			19.50
Participant paid transaction fees for certain in-service withdrawals and distribution requests			25
Participant paid new loan request fee			$ 50
Plan retirement age			65 years
Vesting service period	1 year	1 year
Employer contribution, matching percentage	50.00%	50.00%
Employer contribution, participation compensation matched percentage	8.00%	7.00%
Matching contribution if vested less than 2 years of service			0.00%
Matching contribution if vested 2 to 3 years of service			33.33%
Matching contribution if vested 3 to 4 years of service			66.67%
Matching contribution if vested 4 or more years of service			100.00%
Employer contributions funded from forfeited non-vested accounts			$ 990,423
Forfeited non-vested account balance	$ 0		0	$ 27,993
Minimum vested balance to request distribution upon termination of service			1,000
Plan participants maximum borrowing amount from account	$ 50,000		$ 50,000
Plan participants maximum borrowing percent from account	50.00%		50.00%
Basis spread on variable rate of participant loan			1.00%
Minimum
EBP, Description of Plan [Line Items]
Loan borrowing term			1 year
Participant loan interest rate			4.25%
Maximum
EBP, Description of Plan [Line Items]
Loan borrowing term			5 years
Participant loan interest rate			9.50%